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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07377

                   Morgan Stanley Capital Opportunities Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY CAPITAL OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS August 31, 2007 (unaudited)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
            COMMON STOCKS (99.5%)
            Air Freight/Couriers (5.5%)
  321,066   C.H. Robinson Worldwide, Inc.                           $ 15,745,077
  297,185   Expeditors International of Washington, Inc.              13,126,661
                                                                    ------------
                                                                      28,871,738
                                                                    ------------
            Apparel/Footwear Retail (3.0%)
  199,521   Abercrombie & Fitch Co. (Class A)                         15,702,303
                                                                    ------------
            Biotechnology (2.5%)
  209,095   Techne Corp.*                                             13,175,076
                                                                    ------------
            Broadcasting (3.0%)
  595,271   Grupo Televisa S.A. CPO (ADR) (Mexico)                    15,512,762
                                                                    ------------
            Casino/Gaming (4.1%)
  174,718   Wynn Resorts, Ltd.*                                       21,617,858
                                                                    ------------
            Chemicals: Agricultural (6.4%)
  481,034   Monsanto Co.                                              33,547,311
                                                                    ------------
            Discount Stores (6.6%)
  211,014   Costco Wholesale Corp.                                    13,030,115
  151,449   Sears Holdings Corp.*                                     21,742,018
                                                                    ------------
                                                                      34,772,133
                                                                    ------------
            Financial Conglomerates (7.8%)
  214,859   American Express Co.                                      12,595,035
  827,866   Brookfield Asset Management Inc. (Class A)
            (Canada)                                                  28,039,821
                                                                    ------------
                                                                      40,634,856
                                                                    ------------
            Financial Publishing/Services (2.9%)
  333,052   Moody's Corp.                                             15,270,434
                                                                    ------------
            Hotels/Resorts/Cruiselines (2.9%)
  177,542   Accor S.A. (France)                                       15,299,515
                                                                    ------------
            Information Technology Services (0.9%)
   67,933   VMware Inc. (Class A)*                                     4,679,905
                                                                    ------------
            Internet Retail (5.7%)
  373,934   Amazon.com, Inc.*                                         29,881,066
                                                                    ------------
            Internet Software/Services (6.8%)
   69,172   Google Inc. (Class A)*                                    35,640,873
                                                                    ------------
            Investment Banks/Brokers (2.2%)
  195,489   Greenhill & Co., Inc.                                     11,318,813
                                                                    ------------
            Investment Trusts/Mutual Funds (3.2%)
  838,962   Aeroplan Income Fund (Canada)**                           16,809,441
                                                                    ------------
            Miscellaneous Commercial Services (5.9%)
  235,367   Corporate Executive Board Co. (The)                       16,012,017
  273,800   Costar Group, Inc.*                                       15,067,214
                                                                    ------------
                                                                      31,079,231
                                                                    ------------
            Oil & Gas Production (4.3%)
  422,162   Ultra Petroleum Corp. (Canada)*                           22,543,451
                                                                    ------------
            Other Consumer Services (5.1%)
  789,350   eBay Inc.*                                                26,916,835
                                                                    ------------
            Personnel Services (2.0%)
  311,822   Monster Worldwide, Inc.*                                  10,664,313
                                                                    ------------
            Restaurants (2.5%)
  484,997   Starbucks Corp.*                                          13,361,667
                                                                    ------------

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
            Specialty Telecommunications (2.4%)
  495,674   Cogent Communications Group, Inc.*                        12,376,980
                                                                    ------------
            Steel (2.1%)
  205,324   Nucor Corp.                                               10,861,640
                                                                    ------------
            Telecommunication Equipment (3.5%)
  215,364   Research In Motion Ltd. (Canada)*                         18,394,239
                                                                    ------------
            Water Utilities (2.6%)
  554,169   Nalco Holding Co.                                         13,854,225
                                                                    ------------
            Wholesale Distributors (2.2%)
3,122,000   Li & Fung Ltd. (Hong Kong)                                11,617,571
                                                                    ------------
            Wireless Telecommunications (3.4%)
  291,876   America Movil SAB de C.V. (Series L) (ADR)
            (Mexico)                                                  17,646,823
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $426,294,690)                                      522,051,059
                                                                    ------------

NUMBER OF
  SHARES
  (000)
---------
            SHORT-TERM INVESTMENT (a) (0.6%)
            INVESTMENT COMPANY
    3,399   Morgan Stanley Institutional Liquidity
               Money Market Portfolio  -
               Institutional Class
               (Cost $3,399,290)                                       3,399,290
                                                                    ------------
            TOTAL INVESTMENTS
            (Cost $429,980,112) (b)                         100.1%   525,450,349
            LIABILITIES IN EXCESS OF OTHER ASSETS            (0.1)      (648,500)
                                                            -----   ------------
            NET ASSETS                                      100.0%  $524,801,849
                                                            =====   ============

----------
ADR  American Depositary Receipt.

CPO  Certeficado de Participacion Ordinaria.

*    Non-income producing security.

**   Consist of one or more class of securities traded together as a unit.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $75,198, for the period ended August 31, 2007.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $118,745,395 and the aggregate gross unrealized depreciation is $22,989,026 resulting in net unrealized appreciation of $95,756,369.

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MORGAN STANLEY CAPITAL OPPORTUNITIES TRUST
SUMMARY OF INVESTMENTS

                                                    PERCENT OF
                                                      TOTAL
             INDUSTRY                   VALUE      INVESTMENTS
---------------------------------   ------------   -----------
Financial Conglomerates             $ 40,634,856        7.7%
Internet Software/Services            35,640,873        6.8
Discount Stores                       34,772,133        6.6
Chemicals: Agricultural               33,547,311        6.4
Miscellaneous Commercial Services     31,079,231        5.9
Internet Retail                       29,881,066        5.7
Air Freight/Couriers                  28,871,738        5.5
Other Consumer Services               26,916,835        5.1
Oil & Gas Production                  22,543,451        4.3
Casino/Gaming                         21,617,858        4.1
Telecommunication Equipment           18,394,239        3.5
Wireless Telecommunications           17,646,823        3.4
Investment Trusts/Mutual Funds        16,809,441        3.2
Apparel/Footwear Retail               15,702,303        3.0
Broadcasting                          15,512,762        3.0
Hotels/Resorts/Cruiselines            15,299,515        2.9
Financial Publishing/Services         15,270,434        2.9
Water Utilities                       13,854,225        2.6
Restaurants                           13,361,667        2.5
Biotechnology                         13,175,076        2.5
Specialty Telecommunications          12,376,980        2.4
Wholesale Distributors                11,617,571        2.2
Investment Banks/Brokers              11,318,813        2.2
Steel                                 10,861,640        2.1
Personnel Services                    10,664,313        2.0
Information Technology Services        4,679,905        0.9
Investment Company                     3,685,422        0.6
                                    ------------      -----
                                     525,450,349      100.0%
                                    ============      =====

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007


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